Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 211,285		¥ 189,990
Loans, greater than 3 months past due	215,359		222,611
Loans, total past due	426,644		412,601
Loans, current	98,016,429		91,713,699
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	98,443,073	[1],[2]	92,126,300	[1],[2]
Loans, greater than 90 days past due and accruing	40,738		64,663
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	2,039		3,690
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	45,915		36,474
Loans, greater than 3 months past due	84,823		68,428
Loans, total past due	130,738		104,902
Loans, current	53,357,361		51,638,177
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	53,488,099	[1],[2]	51,743,079	[1],[2]
Loans, greater than 90 days past due and accruing	7,545		8,064
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	6,963		3,874
Loans, greater than 3 months past due	15,307		7,776
Loans, total past due	22,270		11,650
Loans, current	11,733,507		11,427,987
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,755,777	[1],[2]	11,439,637	[1],[2]
Loans, greater than 90 days past due and accruing	24		19
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,118		1,856
Loans, greater than 3 months past due	1,881		2,474
Loans, total past due	3,999		4,330
Loans, current	1,051,360		1,150,612
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,055,359	[1],[2]	1,154,942	[1],[2]
Loans, greater than 90 days past due and accruing	37		63
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,339		6,551
Loans, greater than 3 months past due	15,071		16,413
Loans, total past due	20,410		22,964
Loans, current	10,633,969		10,420,641
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,654,379	[1],[2]	10,443,605	[1],[2]
Loans, greater than 90 days past due and accruing	2,255		2,735
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	12,215		3,739
Loans, greater than 3 months past due	7,537		4,731
Loans, total past due	19,752		8,470
Loans, current	2,846,691		3,215,355
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,866,443	[1],[2]	3,223,825	[1],[2]
Loans, greater than 90 days past due and accruing	80		200
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	10,106		10,225
Loans, greater than 3 months past due	24,050		10,246
Loans, total past due	34,156		20,471
Loans, current	8,260,302		8,439,890
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,294,458	[1],[2]	8,460,361	[1],[2]
Loans, greater than 90 days past due and accruing	82		71
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due			8
Loans, greater than 3 months past due	72		179
Loans, total past due	72		187
Loans, current	3,620,845		3,506,397
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,620,917	[1],[2]	3,506,584	[1],[2]
Loans, greater than 90 days past due and accruing	2
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,286		4,718
Loans, greater than 3 months past due	2,835		5,939
Loans, total past due	5,121		10,657
Loans, current	1,308,750		1,273,319
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,313,871	[1],[2]	1,283,976	[1],[2]
Loans, greater than 90 days past due and accruing	12		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,592		156
Loans, greater than 3 months past due	6,809		9,644
Loans, total past due	8,401		9,800
Loans, current	12,177,945		10,375,479
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	12,186,346	[1],[2]	10,385,279	[1],[2]
Loans, greater than 90 days past due and accruing	11		8
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,296		5,347
Loans, greater than 3 months past due	11,261		11,026
Loans, total past due	16,557		16,373
Loans, current	1,723,992		1,828,497
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,740,549	[1],[2]	1,844,870	[1],[2]
Loans, greater than 90 days past due and accruing	5,042		4,953
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	19,806		2,459
Loans, greater than 3 months past due	17,686		26,606
Loans, total past due	37,492		29,065
Loans, current	23,923,458		19,915,211
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	23,960,950	[1],[2]	19,944,276	[1],[2]
Loans, greater than 90 days past due and accruing	206
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	91,148		91,609
Loans, greater than 3 months past due	55,132		57,871
Loans, total past due	146,280		149,480
Loans, current	15,037,723		15,417,904
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,184,003	[1],[2]	15,567,384	[1],[2]
Loans, greater than 90 days past due and accruing	32,918		56,522
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,680		29,751
Loans, greater than 3 months past due	39,796		46,695
Loans, total past due	63,476		76,446
Loans, current	594,896		666,978
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	658,372	[1],[2]	743,424	[1],[2]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	30,736		29,697
Loans, greater than 3 months past due	17,922		23,011
Loans, total past due	48,658		52,708
Loans, current	5,102,991		4,075,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	5,151,649	[1],[2]	4,128,137	[1],[2]
Loans, greater than 90 days past due and accruing	¥ 69		¥ 77

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,690 million and ¥2,039 million of FDIC covered loans at March 31, 2012 and 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.